Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2016	Mar. 31, 2026	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2026
The Cook & Bynum Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		The Cook & Bynum Fund
Accumulated Value	$ 10,000		$ 10,474	$ 11,185	$ 10,565	$ 8,061	$ 10,065	$ 10,906	$ 12,011	$ 13,490	$ 13,791	$ 14,954
MSCI ACWI Net Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net Total Return Index
Accumulated Value	$ 10,000		$ 11,773	$ 13,521	$ 13,872	$ 12,311	$ 19,033	$ 20,418	$ 18,899	$ 23,287	$ 24,952	$ 29,945